Salaries and social security (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Salaries And Social Security [Abstract]
Summary of detailed information about salaries and social security

	2025		2024		2023
	Non-current	Current	Non-current	Current	Non-current	Current
Salaries and social security	-	73	-	95	-	58
Bonuses and incentives provision	-	166	-	179	-	104
Cash-settled share-based payments provision (1)	58	-	33	-	-	-
Vacation provision	-	61	-	66	-	45
Provision for severance indemnities (2)	-	31	-	66	-	-
Miscellaneous	5	5	1	6	-	3

	63	336	34	412	-	210

(1)	Corresponds to the Value Generation Plan, see Note 37.
(2)	Corresponds to severance indemnities related to the Mature Fields Project, see Note 11.a).